INVENTORY	12 Months Ended
Dec. 31, 2024
INVENTORY
INVENTORY

8.INVENTORY

	December 31,	December 31,
	2024	2023
Current
Stockpiled ore	$1,063	$913
In-process inventory	15,014	20,509
Finished goods inventory	8,520	4,041
Materials and supplies	4,615	3,988
Inventory – current	$29,212	$29,451

Long term
Stockpiled ore	$6,924	$5,627

Long term inventory consists of stockpiled ore that is not expected to be processed within 12 months.

Included within inventory at December 31, 2024 is $8.8 million of depreciation and depletion (December 31, 2023 — $9.2 million).